AB International Value Fund

Portfolio of Investments

February 29, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.7%
Financials – 14.1%
Banks – 10.0%
ABN AMRO Bank NV	85,730	$1,380,173
Bank of Ireland Group PLC	129,676	1,132,458
Danske Bank A/S	61,520	1,809,928
Erste Group Bank AG	45,200	1,807,238
NatWest Group PLC	890,049	2,691,151
Resona Holdings, Inc.	418,000	2,281,283

		11,102,231

Financial Services – 1.1%
ORIX Corp.	57,100	1,199,702

Insurance – 3.0%
ASR Nederland NV	34,696	1,601,385
SCOR SE	56,260	1,716,742

		3,318,127

		15,620,060

Consumer Discretionary – 12.5%
Automobile Components – 0.6%
Forvia SE (Paris)(a)	43,989	627,516

Automobiles – 4.9%
BYD Co., Ltd. - Class H(b)	43,500	1,071,408
Honda Motor Co., Ltd.	156,000	1,853,679
Stellantis NV (France)	94,807	2,478,981

		5,404,068

Hotels, Restaurants & Leisure – 0.9%
Entain PLC	88,790	1,024,558

Household Durables – 2.5%
Persimmon PLC	61,500	1,059,856
Sony Group Corp.	20,500	1,766,037

		2,825,893

Specialty Retail – 1.2%
JD Sports Fashion PLC	858,780	1,283,260

Textiles, Apparel & Luxury Goods – 2.4%
Burberry Group PLC	62,080	1,007,980
Kering SA	3,540	1,630,622

		2,638,602

		13,803,897

Health Care – 12.4%
Health Care Equipment & Supplies – 2.5%
ConvaTec Group PLC(c)	354,303	1,102,708
ResMed, Inc. - Class CDI	98,700	1,709,211

		2,811,919

Health Care Providers & Services – 1.5%
Fresenius SE & Co. KGaA	58,900	1,649,504

Company	Shares	U.S. $ Value

Pharmaceuticals – 8.4%
GSK PLC	84,460	$1,766,771
Merck KGaA	9,170	1,560,246
Roche Holding AG (Genusschein)	12,690	3,317,941
Sanofi SA	27,340	2,605,899

		9,250,857

		13,712,280

Industrials – 12.3%
Aerospace & Defense – 7.0%
Airbus SE	15,830	2,619,216
BAE Systems PLC	125,380	1,968,046
Melrose Industries PLC	143,002	1,148,443
Safran SA	9,378	1,966,477

		7,702,182

Electrical Equipment – 1.0%
Fuji Electric Co., Ltd.	18,300	1,114,423

Industrial Conglomerates – 0.7%
Hitachi Ltd.	9,700	821,789

Machinery – 3.6%
Amada Co., Ltd.	105,100	1,168,518
Kawasaki Heavy Industries Ltd.(b)	43,500	1,203,062
Techtronic Industries Co., Ltd.	148,000	1,596,656

		3,968,236

		13,606,630

Consumer Staples – 9.9%
Beverages – 1.9%
Heineken NV	23,010	2,125,922

Consumer Staples Distribution & Retail – 3.7%
Carrefour SA	111,310	1,870,158
Koninklijke Ahold Delhaize NV	74,890	2,230,363

		4,100,521

Food Products – 2.8%
Nestle SA (REG)	30,030	3,114,627

Personal Care Products – 1.5%
Haleon PLC	382,569	1,604,965

		10,946,035

Information Technology – 8.5%
Semiconductors & Semiconductor Equipment – 7.0%
NXP Semiconductors NV	6,920	1,728,132
SK Hynix, Inc.	11,080	1,306,159
Taiwan Semiconductor Manufacturing Co., Ltd.	85,000	1,862,734
Tokyo Electron Ltd.(b)	11,300	2,803,630

		7,700,655

Technology Hardware, Storage & Peripherals – 1.5%
Samsung Electronics Co., Ltd.	30,270	1,670,688

		9,371,343

Company	Shares	U.S. $ Value

Materials – 8.2%
Chemicals – 3.0%
Arkema SA	15,560	$1,612,825
Tosoh Corp.(b)	125,500	1,710,149

		3,322,974

Construction Materials – 2.1%
CRH PLC	27,830	2,346,347

Metals & Mining – 3.1%
Anglo American PLC	53,770	1,158,580
ArcelorMittal SA	59,830	1,560,688
Endeavour Mining PLC(b)	45,596	735,678

		3,454,946

		9,124,267

Communication Services – 7.4%
Diversified Telecommunication Services – 3.2%
Deutsche Telekom AG (REG)	101,890	2,421,821
Nippon Telegraph & Telephone Corp.	875,600	1,064,875

		3,486,696

Entertainment – 3.2%
Konami Group Corp.	32,900	2,214,084
Ubisoft Entertainment SA(a)	57,200	1,312,989

		3,527,073

Media – 1.0%
Criteo SA (Sponsored ADR)(a)	34,690	1,122,221

		8,135,990

Energy – 6.3%
Energy Equipment & Services – 3.3%
Shell PLC	118,500	3,723,177

Oil, Gas & Consumable Fuels – 3.0%
Cameco Corp.	41,180	1,668,865
Repsol SA	101,914	1,618,910

		3,287,775

		7,010,952

Utilities – 3.6%
Electric Utilities – 3.6%
EDP - Energias de Portugal SA(b)	551,244	2,195,292
Enel SpA	280,220	1,783,053

		3,978,345

Real Estate – 1.5%
Real Estate Management & Development – 1.5%
Daito Trust Construction Co., Ltd.	14,000	1,660,833

Total Common Stocks (cost $93,550,280)		106,970,632

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(d) (e) (f) (cost $3,203,698)	3,203,698	$3,203,698

Total Investments Before Security Lending Collateral for Securities Loaned – 99.6% (cost $96,753,978)		110,174,330

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.9%
Investment Companies – 3.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(d) (e) (f) (cost $4,301,794)	4,301,794	4,301,794

Total Investments – 103.5% (cost $101,055,772)(g)		114,476,124
Other assets less liabilities – (3.5)%		(3,867,126)

Net Assets – 100.0%		$110,608,998

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	CAD	1,893	USD	1,417	03/15/2024	$21,753
Bank of America, NA	KRW	4,348,660	USD	3,332	04/18/2024	67,679
Barclays Bank PLC	USD	665	ILS	2,484	03/13/2024	30,303
Barclays Bank PLC	USD	313	KRW	415,681	04/18/2024	(689)
BNP Paribas SA	BRL	2,958	USD	594	03/04/2024	(1,308)
BNP Paribas SA	USD	594	BRL	2,958	03/04/2024	1,457
BNP Paribas SA	CNH	7,764	USD	1,084	03/07/2024	6,282
BNP Paribas SA	USD	592	BRL	2,958	04/02/2024	1,429
Citibank, NA	USD	669	JPY	100,383	03/08/2024	1,271
Citibank, NA	USD	8,211	AUD	12,447	04/18/2024	(108,996)
Deutsche Bank AG	USD	540	JPY	78,549	03/08/2024	(15,317)
Deutsche Bank AG	USD	3,324	SEK	34,977	04/30/2024	57,767
Goldman Sachs Bank USA	USD	490	CNH	3,500	03/07/2024	(4,541)
Goldman Sachs Bank USA	USD	3,914	JPY	564,781	03/08/2024	(144,753)
Goldman Sachs Bank USA	USD	821	EUR	756	03/14/2024	(3,811)
Goldman Sachs Bank USA	KRW	203,855	USD	153	04/18/2024	163
Morgan Stanley Capital Services, Inc.	BRL	2,958	USD	594	03/04/2024	(1,457)
Morgan Stanley Capital Services, Inc.	USD	600	BRL	2,958	03/04/2024	(4,681)
Morgan Stanley Capital Services, Inc.	USD	1,121	JPY	168,143	03/08/2024	1,484
Morgan Stanley Capital Services, Inc.	USD	606	MXN	10,486	03/15/2024	7,956
Morgan Stanley Capital Services, Inc.	GBP	1,321	USD	1,676	04/19/2024	8,163
Morgan Stanley Capital Services, Inc.	USD	526	GBP	413	04/19/2024	(4,582)
Morgan Stanley Capital Services, Inc.	TWD	53,475	USD	1,718	05/24/2024	19,567
Natwest Markets PLC	EUR	10,164	USD	11,175	03/14/2024	185,905

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	JPY	202,457	USD	1,369	03/08/2024	$17,386
State Street Bank & Trust Co.	JPY	110,291	USD	735	03/08/2024	(1,471)
State Street Bank & Trust Co.	USD	897	JPY	134,976	03/08/2024	4,016
State Street Bank & Trust Co.	USD	306	JPY	44,997	03/08/2024	(5,925)
State Street Bank & Trust Co.	EUR	1,444	USD	1,579	03/14/2024	17,836
State Street Bank & Trust Co.	EUR	714	USD	768	03/14/2024	(4,016)
State Street Bank & Trust Co.	HKD	11,788	USD	1,508	03/14/2024	2,402
State Street Bank & Trust Co.	USD	1,494	EUR	1,387	03/14/2024	5,759
State Street Bank & Trust Co.	USD	1,785	EUR	1,634	03/14/2024	(18,158)
State Street Bank & Trust Co.	CAD	662	USD	491	03/15/2024	2,697
State Street Bank & Trust Co.	USD	303	CAD	410	03/15/2024	(1,185)
State Street Bank & Trust Co.	USD	300	KRW	398,981	04/18/2024	(906)
State Street Bank & Trust Co.	GBP	569	USD	720	04/19/2024	1,882
State Street Bank & Trust Co.	USD	628	GBP	496	04/19/2024	(1,765)
State Street Bank & Trust Co.	USD	1,013	NOK	10,717	04/30/2024	(2,415)
State Street Bank & Trust Co.	USD	378	CHF	331	05/08/2024	(1,339)
UBS AG	USD	1,422	SGD	1,904	03/15/2024	(6,535)
UBS AG	USD	2,313	CHF	2,033	05/08/2024	2,506

						$131,813

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the market value of this security amounted to $1,102,708 or 1.0% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,428,436 and gross unrealized depreciation of investments was $(5,876,271), resulting in net unrealized appreciation of $13,552,165.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

February 29, 2024 (unaudited)

18.9%	Japan
15.5%	France
14.3%	United Kingdom
10.6%	United States
6.7%	Netherlands
5.8%	Switzerland
5.1%	Germany
2.7%	South Korea
2.0%	Portugal
1.7%	Taiwan
1.6%	Denmark
1.6%	Austria
1.6%	Italy
9.0%	Other
2.9%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.5% or less in the following: Canada, China, Hong Kong, Ireland, Luxembourg, South Africa and Spain.

AB International Value Fund

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Financials	$—	$15,620,060		$—	$15,620,060
Consumer Discretionary	—	13,803,897		—	13,803,897
Health Care	—	13,712,280		—	13,712,280
Industrials	—	13,606,630		—	13,606,630
Consumer Staples	—	10,946,035		—	10,946,035
Information Technology	1,728,132	7,643,211		—	9,371,343
Materials	2,346,347	6,777,920		—	9,124,267
Communication Services	1,122,221	7,013,769		—	8,135,990
Energy	1,668,865	5,342,087		—	7,010,952
Utilities	—	3,978,345		—	3,978,345
Real Estate	—	1,660,833		—	1,660,833
Short-Term Investments	3,203,698	—		—	3,203,698
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,301,794	—		—	4,301,794

Total Investments in Securities	14,371,057	100,105,067	(a)	—	114,476,124
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	465,663		—	465,663
Liabilities:
Forward Currency Exchange Contracts	—	(333,850)		—	(333,850)

Total	$14,371,057	$100,236,880		$—	$114,607,937

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$145	$7,615	$4,556	$3,204	$20
Government Money Market Portfolio*	800	10,368	6,866	4,302	22
Total	$945	$17,983	$11,422	$7,506	$42

*	Investments of cash collateral for securities lending transactions.